17. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS

Subsequent to June 30, 2012, Entree entered into an agreement to acquire a 100% interest in certain patented lode claims within the boundaries of the Ann Mason Project for $100,000 and a 2% NSR royalty on the claims. The agreement is expected to complete in the third quarter of 2012.